RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Summary of related party transaction Relationship

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group

Summary of related party transactions
(1)	Amount due from/to related parties

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	360,497	324,223

Other receivables from related parties:
Sales receivable from Xiaomi(b)	24,802	—
Other receivables from Xiaomi	219	218
Others	—	6
Total	25,021	224

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	7,245	8,216
Research and development expenses payable to Xiaomi	221	249
Selling and marketing expenses payable to Xiaomi(c)	4,082	10,003
Total	11,548	18,468

(2)	Purchase from related parties

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	33,767	30,941	26,341

(3)	Revenue from a related party

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	2,295,569	1,403,354	1,317,314

(4)	Research and development expenses

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	3,484	2,791	716
(5)	Selling and marketing expenses

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	82,617	32,795	31,389
Other expenses charged by Xiaomi(b)	24,312	8,789	3,757
Total	106,929	41,584	35,146
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.